Income Taxes (Tables)	12 Months Ended
Sep. 27, 2013
Income Tax Disclosure [Abstract]
Significant components of the income tax provision
Significant components of the income tax provision for 2013, 2012 and 2011 are as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012	September 30, 2011
Current:
United States:
Federal	$14	$(4)	$(4)
State	8	6	(2)
Non U.S.	81	147	125
Current income tax provision	$103	$149	$119
Deferred:
United States:
Federal	$(12)	$(10)	$(17)
State	5	(2)	(12)
Non U.S.	12	183	22
Deferred income tax provision	5	171	(7)
	$108	$320	$112

Reconciliation between U.S. federal income taxes at the statutory rate and provision for income taxes on continuing operations
The reconciliation between U.S. federal income taxes at the statutory rate and the Company's provision for income taxes on continuing operations for the years ended September 27, 2013, September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012	September 30, 2011
Notional U.S. federal income tax expense at the statutory rate	$206	$(24)	$233
Adjustments to reconcile to the income tax provision:
U.S. state income tax provision, net	(3)	6	10
Non U.S. net earnings(1)	(187)	17	(94)
Nondeductible charges	78	61	(18)
Valuation allowance	4	235	(3)
Other	10	25	(16)
Provision for income taxes	$108	$320	$112
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(1)	Excludes nondeductible charges and other items which are broken out separately in the table.

Components of the net deferred income tax asset
The components of the net deferred income tax asset as of September 27, 2013 and September 28, 2012 are as follows ($ in millions):

	As of
	September 27, 2013	September 28, 2012
Deferred tax assets:
Accrued liabilities and reserves	$285	$52
Tax loss and credit carryforwards	2,432	2,238
Postretirement benefits	183	254
Deferred revenue	111	136
Other	102	381
	3,113	3,061
Deferred tax liabilities:
Property, plant and equipment	(132)	(126)
Intangibles assets	(566)	(497)
Other	(167)	(101)
	(865)	(724)
Net deferred tax asset before valuation allowance	2,248	2,337
Valuation allowance	(1,948)	(1,826)
Net deferred tax asset	$300	$511

Reconciliation of the beginning and ending amount of unrecognized tax benefit
A rollforward of unrecognized tax benefits as of September 27, 2013, September 28, 2012 and September 30, 2011 is as follows ($ in millions):

	As of
	September 27, 2013	September 28, 2012	September 30, 2011
Balance as of beginning of year	$120	$144	$134
Additions based on tax positions related to the current year	137	18	9
Additions based on tax positions related to prior years	7	7	31
Reductions based on tax positions related to prior years	(6)	(38)	(27)
Reductions related to settlements	—	(1)	(3)
Reductions related to lapse of the applicable statute of limitations	(2)	(3)	(6)
Foreign currency translation adjustments	—	(7)	6
Balance as of end of year	$256	$120	$144

Disclosure of income tax examinations
Open tax years in significant jurisdictions are as follows:

Jurisdiction (1)	Years Open To Audit
Australia	2004-2012
Canada	2002-2012
Germany	2005-2012
Switzerland	2003-2012
United Kingdom	2011-2012
United States	1997-2012

Summary of net receivables and liabilities related to the 2012 and 2007 Tax Sharing Agreements
The receivables and liabilities related to the 2012 and 2007 Tax Sharing Agreements as of September 27, 2013 and September 28, 2012 are as follows ($ in millions):

	2012 Tax Sharing Agreement		2007 Tax Sharing Agreement
	As of September 27, 2013	As of September 28, 2012	As of September 27, 2013	As of September 28, 2012
Net receivable:
Prepaid expenses and other current assets	$—	$—	$—	$9
Other assets	—	—	67	66
	—	—	67	75
Tax sharing agreement related liabilities
Accrued and other current liabilities	(33)	—	(130)	(14)
Other liabilities	(36)	(71)	(254)	(394)
	(69)	(71)	(384)	(408)
Net liability	$(69)	$(71)	$(317)	$(333)

Income (loss) in conjunction with Tax Sharing Agreements
The Company recorded income (loss) in conjunction with the 2012 and 2007 Tax Sharing Agreements for the years ended September 27, 2013, September 28, 2012 and September 30, 2011 as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012	September 30, 2011
(Expense)/income
2007 Tax Sharing Agreement	$—	$(4)	$(7)
2012 Tax Sharing Agreement	(32)	—	NA